Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2013
Trade receivables, allowance for doubtful accounts	$ 521	$ 359
Common stock, par value	$ 0.001
Common stock, shares authorized	25,000,000
Common stock, shares issued	14,227,257
Common stock, shares outstanding	13,506,316	12,976,588
Cumulative Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding		0	0
Junior Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0